UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.

Industry diversification (unaudited)
As a percentage of net assets
As of August 31, 2012

Bonds
Corporate bonds
Aerospace & defense	0.06%
Airlines	0.01
Auto components	0.01
Auto parts & equipment	0.01
Automobiles	0.03
Beverages	0.02
Building products	0.10
Capital markets	3.32
Chemicals	0.66
Commercial banks	3.43
Commercial services & supplies	0.37
Computers & peripherals	0.60
Construction materials	0.03
Consumer finance	1.65
Containers & packaging	0.20
Distribution/wholesale	0.03
Diversified financial services	5.59
Diversified telecommunication services	0.23
Electric utilities	0.03
Electrical equipment	0.01
Electronic equipment, instruments & components	0.04
Energy equipment & services	0.38
Entertainment	0.04
Food & staples retailing	0.02
Food products	0.06
Gas utilities	0.04
Health care providers & services	0.18
Health care technology	0.03
Health services	0.10
Hotels, restaurants & leisure	0.43
Household durables	0.04
Independent power producers & energy traders	0.20
Insurance	1.60
Internet software & services	0.03
Leisure equipment & products	0.01
Machinery	0.61
Media	0.70
Metals & mining	0.77
Multiline retail	0.01
Multi-utilities	0.15
Non-food & drug retailers	0.04
Oil, gas & consumable fuels	6.07
Paper & forest products	0.54
Pharmaceuticals	0.09
Professional services	0.01
Real estate investment trust (REIT)	0.16
Real estate management & development	0.04
Road & rail	0.01
Software	0.05
Specialty retail	0.09
Telecommunications	0.13
Tobacco	0.41
Trading companies & distributors	0.02
Wireless telecommunication services	0.39

Total corporate bonds	29.88%
Asset-backed securities	0.49
Collateralized debt obligations	4.47
Commercial mortgage-backed securities	7.84
Mortgage & agency debt securities	11.42
Municipal bond	0.19
US government obligations	12.17
Non-US government obligations	27.29
Supranational bonds	1.29
Structured notes	3.02

Total bonds	98.06%
Common stocks	0.00 [1]
Short-term investment	3.65
Options purchased	2.06

Total investments	103.77%
Liabilities, in excess of cash and other assets	(3.77)

Net assets	100.00%

[1] Amount represents less than 0.005%.

Strategic Global Income Fund, Inc. — Portfolio of investments
August 31, 2012 (unaudited)

	Face
Security description	amount		Value

Bonds — 98.06%
Corporate bonds — 29.88%
Australia — 0.57%
FMG Resources August 2006 Pty Ltd.,
7.000%, due 11/01/15[1]		$75,000	$73,687
Sydney Airport Finance Co. Pty Ltd.,
8.000%, due 07/06/15	AUD	1,000,000	1,107,537

			1,181,224

Brazil — 0.53%
Petrobras International Finance Co.,
5.375%, due 01/27/21		$1,000,000	1,113,500

Canada — 0.16%
Connacher Oil and Gas Ltd.,
8.500%, due 08/01/19[1]		35,000	28,000
Inmet Mining Corp.,
8.750%, due 06/01/20[1]		25,000	25,687
Nova Chemicals Corp.,
8.625%, due 11/01/19		115,000	131,100
Novelis, Inc.,
8.375%, due 12/15/17		50,000	55,250
Teck Resources Ltd.,
6.250%, due 07/15/41		65,000	71,835
Videotron Ltee,
5.000%, due 07/15/22		30,000	31,800

			343,672

Cayman Islands — 0.35%
Seagate HDD Cayman,
7.750%, due 12/15/18		50,000	54,875
Transocean, Inc.,
6.800%, due 03/15/38		500,000	622,485
Vale Overseas Ltd.,
6.875%, due 11/21/36		50,000	58,781

			736,141

Ireland — 0.15%
Ardagh Packaging Finance PLC,
9.125%, due 10/15/20[1]		200,000	209,000
Vimpel Communications Via VIP
Finance Ireland Ltd. OJSC,
9.125%, due 04/30/18[1]		100,000	112,376

			321,376

Kazakhstan — 1.18%
KazMunayGas National Co.,
8.375%, due 07/02/13[2]		2,350,000	2,461,625

Luxembourg — 0.61%
ArcelorMittal,
4.750%, due 02/25/17		1,000,000	980,000
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20		125,000	135,000
Intelsat Luxembourg SA,
11.250%, due 02/04/17		100,000	105,000
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]		50,000	45,750

			1,265,750

Marshall Islands — 0.01%
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17		20,000	20,375

Mexico — 0.12%
America Movil SAB de CV,
5.000%, due 03/30/20		210,000	244,069

Netherlands — 0.44%
LyondellBasell Industries NV,
6.000%, due 11/15/21		800,000	912,000

Nigeria — 0.38%
HSBC Bank PLC,
15.74%, due 08/12/13[10]	NGN	141,000,000	785,852

Norway — 1.38%
Eksportfinans ASA,
1.600%, due 03/20/14	JPY	152,000,000	1,831,777
3.000%, due 11/17/14		$35,000	34,213
5.500%, due 06/26/17		1,000,000	1,015,245

			2,881,235

Russia — 2.08%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[2]		1,900,000	2,242,000
VEB Finance Ltd.,
6.800%, due 11/22/25[2]		1,800,000	2,092,500

			4,334,500

South Africa — 0.06%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20		125,000	132,288

Ukraine — 0.42%
Naftogaz Ukraine,
9.500%, due 09/30/14		880,000	872,300

United Kingdom — 2.28%
Barclays Bank PLC,
5.140%, due 10/14/20		1,000,000	1,008,388
Biz Finance PLC,
11.000%, due 02/03/14	UAH	10,800,000	996,371
FCE Bank PLC,
5.125%, due 11/16/15	GBP	500,000	847,523
Lloyds TSB Bank PLC,
6.375%, due 01/21/21		$500,000	579,456
6.500%, due 03/24/20	EUR	1,000,000	1,209,113
Virgin Media Finance PLC,
8.375%, due 10/15/19		$100,000	113,000

			4,753,851

United States — 18.73%
AES Corp.,
8.000%, due 10/15/17		75,000	87,563
AK Steel Corp.,
7.625%, due 05/15/20		100,000	88,500
Ally Financial, Inc.,
6.750%, due 12/01/14		100,000	107,750
8.300%, due 02/12/15		505,000	560,550
Alta Mesa Holdings,
9.625%, due 10/15/18		75,000	75,375
Altria Group, Inc.,
9.950%, due 11/10/38		500,000	853,919
AMC Entertainment, Inc.,
9.750%, due 12/01/20		25,000	27,625
American International Group, Inc.,
4.375%, due 04/26/16	EUR	500,000	667,829
4.875%, due 06/01/22		$250,000	272,493
AmeriGas Finance LLC,
6.750%, due 05/20/20		30,000	31,950
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]		15,000	16,238
Anadarko Petroleum Corp.,
6.450%, due 09/15/36		500,000	617,121
ARAMARK Corp.,
8.500%, due 02/01/15		125,000	128,126
Arch Coal, Inc.,
7.250%, due 10/01/20		100,000	90,500
8.750%, due 08/01/16		25,000	25,000
AT&T, Inc.,
6.500%, due 09/01/37		125,000	166,001
Atlas Pipeline Partners LP,
8.750%, due 06/15/18		25,000	26,813
Avis Budget Car Rental LLC,
7.750%, due 05/15/16		50,000	51,438
Bank of America Corp.,
5.650%, due 05/01/18		60,000	67,031
6.000%, due 09/01/17		1,000,000	1,127,308
BE Aerospace, Inc.,
6.875%, due 10/01/20		100,000	110,625
Berry Petroleum Co.,
6.750%, due 11/01/20		50,000	53,500

Boyd Gaming Corp.,
9.125%, due 12/01/18	30,000	31,088
BreitBurn Energy Partners LP,
7.875%, due 04/15/22[1]	50,000	51,000
Brunswick Corp.,
11.250%, due 11/01/16[1]	25,000	28,938
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19	25,000	26,938
Cablevision Systems Corp.,
8.625%, due 09/15/17	60,000	68,700
Caesars Entertainment Operating Co., Inc.,
5.625%, due 06/01/15	75,000	62,250
10.000%, due 12/15/15	50,000	42,875
10.000%, due 12/15/18	15,000	9,450
Calpine Corp.,
7.875%, due 07/31/20[1]	145,000	163,125
Capital One Capital III,
7.686%, due 08/15/36	30,000	30,300
Case New Holland, Inc.,
7.875%, due 12/01/17	1,025,000	1,204,375
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	25,000	28,125
CCO Holdings LLC,
6.500%, due 04/30/21	50,000	53,625
CDW LLC,
8.500%, due 04/01/19	50,000	54,750
12.535%, due 10/12/17	50,000	53,625
Celanese US Holdings LLC,
5.875%, due 06/15/21	50,000	55,250
6.625%, due 10/15/18	25,000	27,562
CF Industries, Inc.,
7.125%, due 05/01/20	125,000	155,156
Chrysler Group LLC,
8.000%, due 06/15/19	55,000	58,025
CIT Group, Inc.,
4.250%, due 08/15/17	1,750,000	1,774,708
4.750%, due 02/15/15[1]	170,000	176,800
5.500%, due 02/15/19[1]	75,000	78,187
7.000%, due 05/02/16[1]	200,514	201,015
Citigroup, Inc.,
5.500%, due 02/15/17	750,000	806,845
6.125%, due 05/15/18	1,000,000	1,159,730
CityCenter Holdings LLC,
10.750%, due 01/15/17[3]	52,875	56,047
Clearwire Communications LLC,
12.000%, due 12/01/15[1]	20,000	19,800
Coleman Cable, Inc.,
9.000%, due 02/15/18	15,000	15,900
Comcast Corp.,
6.950%, due 08/15/37	100,000	135,810
Community Health Systems, Inc.,
7.125%, due 07/15/20	175,000	183,312
8.000%, due 11/15/19	25,000	27,000
Constellation Brands, Inc.,
7.250%, due 05/15/17	40,000	46,050
Cricket Communications, Inc.,
7.750%, due 05/15/16	50,000	52,750
10.000%, due 07/15/15	50,000	51,625
Crosstex Energy,
8.875%, due 02/15/18	180,000	192,150
DDR Corp.,
9.625%, due 03/15/16	75,000	91,683
Dell, Inc.,
5.400%, due 09/10/40	1,000,000	1,082,641
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	20,000	21,750
Denbury Resources, Inc.,
8.250%, due 02/15/20	100,000	113,500
Devon Energy Corp.,
4.750%, due 05/15/42	500,000	540,066
Diamond Resorts Corp.,
12.000%, due 08/15/18	70,000	74,463
DirecTV Holdings LLC,
6.000%, due 08/15/40	160,000	180,875
DISH DBS Corp.,
7.750%, due 05/31/15	25,000	27,875
7.875%, due 09/01/19	130,000	149,338
Domtar Corp.,
6.250%, due 09/01/42	900,000	930,189

DPL, Inc.,
7.250%, due 10/15/21[1]	50,000	57,000
DuPont Fabros Technology LP,
8.500%, due 12/15/17	125,000	138,125
El Paso Corp.,
7.750%, due 01/15/32	105,000	123,623
Energy Transfer Partners LP,
5.200%, due 02/01/22	500,000	550,362
7.500%, due 07/01/38	1,075,000	1,282,481
Entravision Communications Corp.,
8.750%, due 08/01/17	71,000	76,147
Epicor Software Corp.,
8.625%, due 05/01/19	30,000	30,900
Equinix, Inc.,
8.125%, due 03/01/18	50,000	55,500
ExamWorks Group, Inc.,
9.000%, due 07/15/19	80,000	83,000
Felcor Lodging LP,
6.750%, due 06/01/19	25,000	26,812
Ferrellgas Partners-LP,
9.125%, due 10/01/17	35,000	37,537
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	340,000	350,747
First Data Corp.,
9.875%, due 09/24/15	75,000	76,500
Ford Motor Credit Co. LLC,
6.625%, due 08/15/17	500,000	574,791
12.000%, due 05/15/15	100,000	124,500
Forest Oil Corp.,
7.250%, due 06/15/19	75,000	73,125
Frontier Communications Corp.,
8.250%, due 04/15/17	60,000	66,900
9.000%, due 08/15/31	60,000	63,000
FTI Consulting, Inc.,
6.750%, due 10/01/20	25,000	26,687
Gannett Co., Inc.,
9.375%, due 11/15/17	25,000	28,063
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]	940,000	946,376
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	30,000	33,600
Georgia-Pacific LLC,
8.875%, due 05/15/31	100,000	145,177
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	250,000	275,865
6.150%, due 04/01/18	1,000,000	1,137,022
Goodyear Tire & Rubber Co.,
7.000%, due 05/15/22	20,000	20,800
Graphic Packaging International, Inc.,
9.500%, due 06/15/17	50,000	55,125
Hartford Financial Services Group, Inc.,
6.625%, due 04/15/42	60,000	67,449
HCA, Inc.,
5.875%, due 03/15/22	25,000	26,594
7.500%, due 02/15/22	75,000	83,437
8.500%, due 04/15/19	25,000	28,187
Hexion US Finance Corp.,
8.875%, due 02/01/18	45,000	45,337
Host Hotels & Resorts LP,
Series Q, 6.750%, due 06/01/16	75,000	77,062
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	75,000	86,250
8.625%, due 09/15/15	90,000	100,913
8.750%, due 03/15/17	60,000	69,450
Iron Mountain, Inc.,
8.375%, due 08/15/21	325,000	359,125
Jabil Circuit, Inc.,
4.700%, due 09/15/22	45,000	45,225
JC Penney Corp., Inc.,
7.125%, due 11/15/23	30,000	28,200
JMC Steel Group,
8.250%, due 03/15/18[1]	20,000	20,450
Key Energy Services, Inc.,
6.750%, due 03/01/21	75,000	76,313
Kinder Morgan Energy Partners LP,
6.500%, due 09/01/39	85,000	101,955
Level 3 Communications, Inc.,
11.875%, due 02/01/19	25,000	27,875
Level 3 Financing, Inc.,
8.625%, due 07/15/20	25,000	26,750
10.000%, due 02/01/18	30,000	32,925

Liberty Mutual Group, Inc.,
10.750%, due 06/15/58[1,4]	35,000	48,913
Limited Brands, Inc.,
7.600%, due 07/15/37	25,000	25,625
Linn Energy LLC,
7.750%, due 02/01/21	100,000	104,250
8.625%, due 04/15/20	100,000	108,000
Marina District Finance Co., Inc.,
9.500%, due 10/15/15	35,000	34,650
Masco Corp.,
7.125%, due 03/15/20	25,000	28,529
McClatchy Co.,
11.500%, due 02/15/17	30,000	31,800
McJunkin Red Man Corp.,
9.500%, due 12/15/16	60,000	65,400
Mead Products LLC,
6.750%, due 04/30/20[1]	15,000	15,863
MedAssets, Inc.,
8.000%, due 11/15/18	50,000	54,000
Mercer International, Inc.,
9.500%, due 12/01/17	25,000	26,437
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	2,500,000	2,916,090
MetLife, Inc.,
6.400%, due 12/15/36	500,000	531,699
MGM Resorts International,
10.000%, due 11/01/16	105,000	116,944
Michael Foods, Inc.,
9.750%, due 07/15/18	100,000	110,500
Michaels Stores, Inc.,
7.750%, due 11/01/18	50,000	53,250
Momentive Performance Materials, Inc.,
9.000%, due 01/15/21	25,000	18,250
Morgan Stanley,
6.000%, due 04/28/15	225,000	239,706
6.375%, due 07/24/42	525,000	531,858
6.625%, due 04/01/18	1,625,000	1,794,557
Multiplan, Inc.,
9.875%, due 09/01/18[1]	100,000	110,000
Murray Energy Corp.,
10.250%, due 10/15/15[1]	85,000	82,875
Mylan, Inc.,
7.625%, due 07/15/17[1]	50,000	55,500
News America, Inc.,
6.200%, due 12/15/34	65,000	78,297
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	50,000	53,750
Nextel Communications, Inc.,
Series C, 5.950%, due 03/15/14	75,000	75,187
Series D, 7.375%, due 08/01/15	26,000	26,130
Niska Gas Storage US LLC,
8.875%, due 03/15/18	40,000	40,800
NRG Energy, Inc.,
8.250%, due 09/01/20	100,000	107,750
8.500%, due 06/15/19	50,000	53,500
ONEOK Partners LP,
8.625%, due 03/01/19	250,000	325,256
Owens Corning,
6.500%, due 12/01/16	175,000	195,228
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	100,000	114,000
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	1,000,000	1,359,935
PAETEC Holding Corp.,
9.875%, due 12/01/18	55,000	62,287
Peabody Energy Corp.,
7.375%, due 11/01/16	50,000	55,875
Penn Virginia Resource Partners LP,
8.375%, due 06/01/20[1]	25,000	25,437
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	45,000	50,063
Petrohawk Energy Corp.,
6.250%, due 06/01/19	1,000,000	1,132,372
QEP Resources, Inc.,
6.875%, due 03/01/21	100,000	113,000

Quicksilver Resources, Inc.,
7.125%, due 04/01/16		50,000	40,500
11.750%, due 01/01/16		15,000	14,700
QVC, Inc.,
7.500%, due 10/01/19[1]		75,000	83,101
Range Resources Corp.,
5.750%, due 06/01/21		25,000	26,594
Regions Financial Corp.,
5.750%, due 06/15/15		50,000	53,125
Royal Caribbean Cruises Ltd.,
7.250%, due 06/15/16		225,000	248,063
7.500%, due 10/15/27		125,000	130,313
Ryerson, Inc.,
12.000%, due 11/01/15		75,000	76,312
Samson Investment Co.,
9.750%, due 02/15/20[1]		60,000	61,800
SandRidge Energy, Inc.,
7.500%, due 03/15/21		50,000	50,625
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]		40,000	40,200
SBA Telecommunications, Inc.,
8.250%, due 08/15/19		33,000	36,630
Sealed Air Corp.,
8.375%, due 09/15/21[1]		30,000	33,750
Sempra Energy,
9.800%, due 02/15/19		225,000	317,042
SESI LLC,
7.125%, due 12/15/21		75,000	83,437
Severstal Columbus LLC,
10.250%, due 02/15/18		25,000	25,750
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]		20,000	22,250
SLM Corp.,
3.125%, due 09/17/12	EUR	200,000	251,560
Sprint Nextel Corp.,
8.375%, due 08/15/17		$65,000	71,500
9.000%, due 11/15/18[1]		25,000	29,500
9.125%, due 03/01/17		25,000	28,000
SPX Corp.,
7.625%, due 12/15/14		50,000	55,375
SquareTwo Financial Corp.,
11.625%, due 04/01/17		200,000	174,000
Standard Pacific Corp.,
10.750%, due 09/15/16		25,000	30,187
Suburban Propane Partners LP,
7.500%, due 10/01/18[1]		84,000	90,510
SunTrust Bank,
7.250%, due 03/15/18		235,000	278,453
SUPERVALU, Inc.,
8.000%, due 05/01/16		35,000	31,325
Swift Energy Co.,
7.875%, due 03/01/22		25,000	26,000
Tenet Healthcare Corp.,
6.875%, due 11/15/31		50,000	43,625
Tesoro Corp.,
9.750%, due 06/01/19		40,000	46,100
Time Warner Cable, Inc.,
6.550%, due 05/01/37		145,000	181,019
Tomkins LLC,
9.000%, due 10/01/18		21,000	23,415
US Foodservice,
8.500%, due 06/30/19[1]		15,000	15,338
USPI Finance Corp.,
9.000%, due 04/01/20[1]		20,000	21,475
Valeant Pharmaceuticals International,
7.000%, due 10/01/20[1]		75,000	77,625
Valero Energy Corp.,
6.625%, due 06/15/37		160,000	193,139
7.500%, due 04/15/32		750,000	942,496
Vulcan Materials Co.,
7.500%, due 06/15/21		50,000	55,625
Warner Chilcott Co. LLC,
7.750%, due 09/15/18		30,000	32,325
Whiting Petroleum Corp.,
6.500%, due 10/01/18		15,000	16,144
WMG Acquisition Corp.,
9.500%, due 06/15/16		250,000	273,750
XL Group PLC,
Series E, 6.500%, due 04/15/17[4,5]		40,000	36,450
Yankee Holdings Corp.,
10.250%, due 02/15/16[3]		55,000	57,269
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]		225,000	238,500

			39,050,243

Venezuela — 0.43%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		1,000,000	887,500

Total corporate bonds
(cost $60,149,064)			62,297,501

Asset-backed securities — 0.49%
United States — 0.49%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.436%, due 08/25/35[4]		58,888	57,002
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A,
0.386%, due 08/25/36[4]		1,068,471	867,096
Soundview Home Equity Loan Trust,
Series 2005-OPT1, Class 2A4,
0.536%, due 06/25/35[4]		102,397	98,848

Total asset-backed securities
(cost $935,797)			1,022,946

Collateralized debt obligations — 4.47%
Cayman Islands — 2.74%
Atrium CDO Corp.,
Series 5A, Class A2B,
0.754%, due 07/20/20[1,4]		2,000,000	1,756,000
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.805%, due 11/15/17[1,4,6]		2,000,000	1,841,800
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.795%, due 04/16/21[1,4]		2,500,000	2,112,500

			5,710,300

Netherlands — 1.73%
Boyne Valley CLO BV,
Series 1X, Class F,
2.851%, due 02/12/22[2,4]	EUR	1,700,000	598,712
Cadogan Square CLO BV,
Series 2X, Class M,
6.640%, due 08/12/22[2,4]		2,000,000	591,166
Jubilee CDO BV,
Series III X, Class A2,
1.564%, due 04/20/17[2,4,6]		700,000	838,044
Series III X, Class B,
2.364%, due 04/20/17[2,4,6]		1,500,000	1,584,430

			3,612,352

Total collateralized debt obligations
(cost $7,501,980)			9,322,652

Commercial mortgage-backed securities — 7.84%
United States — 7.84%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.813%, due 04/10/49[4]		$2,950,000	3,112,232
Series 2007-4, Class AM,
5.987%, due 02/10/51[4]		3,963,000	4,095,004
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.888%, due 12/10/49[4]		4,950,000	5,380,477
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18, Class AM,
5.466%, due 06/12/47[4]		400,000	421,758
Series 2007-LD11, Class A4,
6.003%, due 06/15/49[4]		400,000	455,061
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.983%, due 08/12/45[1,4]		2,725,000	2,874,474

Total commercial mortgage-backed
securities (cost $12,200,904)			16,339,006

Mortgage & agency debt securities — 11.42%
United States — 11.42%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
4.655%, due 05/25/36[4]		210,358	2
Federal Home Loan Mortgage Corp.,
3.000%, due 05/15/27[7]		6,148,586	681,787
Government National Mortgage Association, IO,
Series 2012-26, Class GI,
3.500%, due 02/20/27		6,249,266	687,419
Series 2012-16, Class AI,
3.500%, due 10/20/38		5,285,956	751,663
Government National Mortgage Association Pools,
G2 MA0022, 3.500%, due 04/20/42		11,485,893	12,431,281
G2, 4.000%, TBA		2,600,000	2,853,094
G2 MA0089, 4.000%, due 05/20/42		2,246,576	2,468,318
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
5.800%, due 10/25/36[4]		6,220,105	2,866,050
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.374%, due 09/25/36[4]		1,500,000	1,073,703
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-18, Class B1,
6.000%, due 12/26/36		47,499	0

Total mortgage & agency debt securities
(cost $27,244,673)			23,813,317

Municipal bond — 0.19%
State of California, General Obligation Bonds,
7.300%, due 10/01/39
(cost $302,469)		300,000	394,158

US government obligations — 12.17%
US Treasury Bonds,
3.000%, due 05/15/42		980,000	1,046,610
8.000%, due 11/15/21		725,000	1,142,498
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 01/15/22[8]		2,027,780	2,191,744
US Treasury Notes,
0.250%, due 06/30/14[9]		3,550,000	3,551,526
0.500%, due 07/31/17		2,875,000	2,863,095
0.625%, due 05/31/17		2,265,000	2,272,431
0.750%, due 06/30/17[9]		2,230,000	2,248,641
1.750%, due 05/15/22[9]		4,935,000	5,035,240
US Treasury STRIP Principal Bonds,
2.959%, due 08/15/40[9,10]		11,000,000	5,021,324

Total US government obligations
(cost $25,040,439)			25,373,109

Non-US government obligations — 27.29%
Argentina — 3.99%
Republic of Argentina,
0.000%, due 12/15/35[11]		3,200,825	352,091
1.337%, due 12/15/35[4]		11,700,000	1,310,400
7.000%, due 09/12/13		6,620,000	6,533,940
7.000%, due 04/17/17		100,000	78,500
8.280%, due 12/31/33		45,889	30,057
Series 1, 8.750%, due 06/02/17		9,432	8,725

			8,313,713

Austria — 0.69%
Republic of Austria,
3.500%, due 09/15/21[1]	EUR	1,000,000	1,429,953

Belarus — 1.04%
Republic of Belarus,
8.750%, due 08/03/15[2]		$2,225,000	2,174,938

Brazil — 1.69%
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[8]	BRL	2,530,000	3,522,092

Chile — 2.07%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[8]	CLP	2,007,793,720	4,326,807

China — 0.25%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	523,296

France — 1.22%
French Treasury Note,
2.500%, due 07/25/16	EUR	300,000	404,622
Government of France,
3.500%, due 04/25/26		840,000	1,158,467
4.000%, due 04/25/55		255,000	382,542
5.750%, due 10/25/32		340,000	609,609

			2,555,240

Germany — 9.20%
Bundesrepublik Deutschland,
1.500%, due 04/15/16[8]		4,887,589	6,726,714
2.000%, due 01/04/22		3,000,000	4,018,105
2.250%, due 09/04/20		3,105,000	4,271,411
4.750%, due 07/04/28		1,685,000	2,943,201
4.750%, due 07/04/34		660,000	1,222,293

			19,181,724

Mexico — 1.13%
Mexican Udibonos,
4.000%, due 11/15/40[8]	MXN	4,920,000	2,242,326
United Mexican States,
4.750%, due 03/08/44		$100,000	112,000

			2,354,326

Netherlands — 0.46%
Netherlands Government Bond,
4.000%, due 07/15/19[1]	EUR	640,000	954,533

South Africa — 2.09%
Republic of South Africa,
5.500%, due 12/07/23[8]	ZAR	26,049,800	4,367,798

Sweden — 0.47%
Government of Sweden,
5.000%, due 12/01/20	SEK	5,000,000	971,399

United Kingdom — 1.66%
UK Gilts,
4.250%, due 12/07/27	GBP	600,000	1,214,781
4.250%, due 12/07/49		80,000	160,123
4.750%, due 03/07/20		1,045,000	2,095,567

			3,470,471

Venezuela — 1.33%
Republic of Venezuela,
8.250%, due 10/13/24[2]		$3,500,000	2,765,000

Total Non-US government obligations
(cost $53,707,109)			56,911,290

Supranational bonds — 1.29%
European Financial Stability Facility,
2.750%, due 07/18/16[2]	EUR	835,000	1,128,928
3.375%, due 07/05/21[2]		890,000	1,233,804
3.875%, due 03/30/32[2]		230,000	328,447

Total supranational bonds
(cost $2,583,081)			2,691,179

Structured notes — 3.02%
India — 2.26%
Standard Chartered Bank,
8.130%, due 09/23/22[1]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		$4,828,773	4,720,126

Nigeria — 0.76%
HSBC Bank PLC,
15.929%, due 03/30/13[1,10]
(linked to Nigeria Treasury Bill,
15.929%, due 03/30/13)		1,740,507	1,581,686

Total structured notes (cost $6,422,520)			6,301,812

Total bonds (cost $196,088,036)			204,466,970

	Shares

Common stocks — 0.00%[12]
United States — 0.00%[12]
Washington Mutual Funding Tranche III*1,6,13		1,000	10
WMI Holdings Corp.*		19,801	9,504

Total common stocks (cost $10,890)			9,514

Short-term investment — 3.65%
Investment company — 3.65%
UBS Cash Management Prime Relationship Fund[14]
(cost $7,600,945)		7,600,945	7,600,945

	Number of
	contracts

Options purchased*— 2.06%
Put options — 0.01%
2 Year Euro-Dollar Midcurve, strike @ USD 98.88, expires December 2012		105	3,937
3 Year Euro-Dollar Midcurve, strike @ USD 98.13, expires December 2012		105	3,281
90 Day Euro-Dollar Time Deposit, strike @ USD 99.50, expires September 2012		450	2,813
90 Day Euro-Dollar Time Deposit, strike @ USD 98.00, expires December 2012		200	1,250

			11,281

	Face amount
	covered by
	contracts

Call options — 0.07%
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 485.50, expires October 2012		$1,280,000	15,993
Foreign Exchange Option, Buy USD/CLP, strike @ CLP 510.00, expires October 2012		1,340,000	4,019
Foreign Exchange Option, Buy USD/CZK, strike @ CZK 20.80, expires September 2012		1,380,000	248
Foreign Exchange Option, Buy USD/CZK, strike @ CZK 20.40, expires December 2012		2,430,000	49,849
Foreign Exchange Option, Buy USD/HUF, strike @ HUF 240.00, expires October 2012		1,450,000	10,719
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 14.20, expires September 2012		830,000	183
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 13.87, expires September 2012		830,000	1,725
Foreign Exchange Option, Buy USD/SAR, strike @ SAR 3.75, expires July 2013		7,487,500	14,268
Foreign Exchange Option, Buy USD/SGD, strike @ SGD 1.27, expires November 2012		1,610,000	9,368
Foreign Exchange Option, Buy USD/SGD, strike @ SGD 1.29, expires November 2012		2,170,000	9,012
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.87, expires February 2013		1,640,000	45,812

			161,196

Put options — 0.03%
Foreign Exchange Option, Buy EUR/CLP, strike @ CLP 590.00, expires October 2012	EUR	560,000	3,651
Foreign Exchange Option, Buy USD/CNY, strike @ CNY 6.22, expires January 2013		$7,200,000	557
Foreign Exchange Option, Buy USD/CNY, strike @ CNY 6.29, expires January 2013		7,200,000	1,969
Foreign Exchange Option, Buy USD/SAR, strike @ SAR 3.75, expires July 2013		7,487,500	7,797
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.87, expires February 2013		1,640,000	50,981

			64,955

	Notional
	amount

Options purchased on interest rate swaps[6] — 1.95%
Expiring 10/15/12. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 2.650%. Underlying interest rate swap terminating 10/17/42. European style. Counterparty: MLI		$10,500,000	541,652
Expiring 01/06/14. If option exercised the Fund pays semi-annually 2.765% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB	GBP	7,720,000	216,595
Expiring 01/06/14. If option exercised the Fund pays semi-annually floating 6 month GBP LIBOR and receives semi-annually 2.765%. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB		7,720,000	770,152
Expiring 06/14/13. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 3.410%. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: DB		$8,560,000	999,593
Expiring 06/14/21. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 5.080%. Underlying interest rate swap terminating 6/16/26. European style. Counterparty: DB		4,210,000	403,844
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB		14,000,000	71,432
Expiring 12/08/14. If option exercised the Fund pays quarterly floating 3 month EURIBOR and receives annually 2.325%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB	EUR	48,000,000	1,001,352
Expiring 12/24/13. If option exercised the Fund pays semi-annually 2.140% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: JPMCB	JPY	350,000,000	63,621

			4,068,241

Total options purchased
(cost $3,945,826)			4,305,673

Total investments[15] — 103.77%
(cost $207,645,697)			216,383,102
Liabilities, in excess of cash and other assets — (3.77%)			(7,866,997)

Net assets — 100.00%			$208,516,105

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,926,934
Gross unrealized depreciation	(7,189,529)

Net unrealized appreciation of investments	$8,737,405

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		date	(depreciation)

BB	AUD	3,910,000	NOK	24,351,980	10/31/12	$174,676
BB	EUR	1,335,000	USD	1,671,687	09/12/12	(7,563)
BB	INR	25,740,000	USD	452,850	09/20/12	(8,425)
BB	JPY	163,865,481	EUR	1,695,000	10/31/12	39,408
BB	JPY	327,430,684	EUR	3,320,000	10/31/12	(5,450)
BB	USD	4,130,442	AUD	3,995,000	10/31/12	(24,864)
BB	USD	10,160,435	CAD	10,340,000	10/31/12	316,156
BB	USD	2,049,521	CNY	12,830,000	01/25/13	(48,044)
BB	USD	3,064,694	GBP	1,950,000	10/31/12	31,035
BB	USD	1,097,382	KRW	1,240,425,500	09/19/12	(5,078)
BB	USD	1,951,304	RUB	64,715,000	09/19/12	51,448
BB	ZAR	24,543,860	USD	2,885,714	09/19/12	(29,562)
BONY	CNY	9,663,000	USD	1,525,335	01/10/13	16,601
CITI	USD	334,601	ARS	1,672,000	10/05/12	19,075
CSI	BRL	8,582,850	USD	4,160,777	09/19/12	(58,252)
CSI	CLP	2,083,610,000	USD	4,101,191	09/20/12	(225,171)
CSI	CNY	9,090,000	USD	1,440,057	01/10/13	20,787
CSI	GBP	4,865,000	USD	7,539,193	10/31/12	(184,255)
CSI	KRW	2,395,020,000	USD	2,080,708	09/19/12	(28,318)
CSI	MYR	5,900,000	USD	1,843,289	09/19/12	(43,072)
CSI	USD	75,200	ARS	376,000	10/05/12	4,335
CSI	USD	188,153	ARS	937,000	10/11/12	9,088
CSI	USD	1,450,802	CNY	9,090,000	01/10/13	(31,533)
CSI	USD	2,038,838	COP	3,665,830,000	09/19/12	(34,021)
CSI	USD	1,024,014	IDR	9,699,460,000	09/19/12	(8,742)
CSI	USD	353,517	INR	19,850,000	09/20/12	2,205
CSI	USD	2,032,261	KRW	2,395,020,000	09/19/12	76,765
CSI	USD	1,959,591	TRY	3,650,130	09/19/12	43,007
DB	USD	75,200	ARS	376,000	10/05/12	4,335
DB	USD	1,070,299	RUB	34,850,000	09/19/12	8,213
GSI	KRW	1,170,524,100	USD	1,029,933	09/19/12	(816)
GSI	MXN	51,107,890	USD	3,621,463	09/19/12	(243,909)
GSI	USD	2,268,804	BRL	4,600,000	09/19/12	(7,605)
GSI	USD	2,514,346	MXN	33,907,890	09/19/12	50,162
GSI	USD	1,840,874	MYR	5,900,000	09/19/12	45,487
HSBC	AUD	4,045,025	EUR	3,327,500	10/31/12	31,016
HSBC	USD	10,402,749	EUR	8,475,000	11/13/12	265,738
JPMCB	AUD	4,835,000	USD	4,946,369	10/31/12	(22,460)
JPMCB	CAD	4,142,328	USD	4,100,000	10/31/12	(97,048)
JPMCB	EUR	980,000	USD	1,208,190	10/31/12	(25,242)
JPMCB	SEK	6,140,000	USD	916,721	10/31/12	(8,395)
JPMCB	USD	3,599,943	CNY	22,554,000	01/25/13	(81,524)
MLI	USD	334,600	ARS	1,673,000	10/05/12	19,287
MSCI	USD	17,431,495	JPY	1,360,000,000	10/31/12	(52,977)
RBS	JPY	647,590,851	USD	8,265,000	10/31/12	(10,124)
RBS	USD	20,251,353	EUR	16,600,000	10/31/12	641,473
SEB	NOK	37,520,000	SEK	42,646,733	10/31/12	(34,561)
SEB	SEK	41,328,750	NOK	36,540,000	10/31/12	64,407
SEB	SEK	85,240,000	USD	12,201,066	10/31/12	(642,074)
SEB	USD	15,829,158	NOK	96,590,000	10/31/12	801,618

Net unrealized appreciation on forward foreign currency contracts						$767,237

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 166 contracts (USD)	December 2012	$27,827,584	$28,054,000	$226,416
5 Year US Treasury Notes, 175 contracts (USD)	December 2012	21,760,386	21,816,211	55,825
US Treasury futures sell contracts:
10 Year US Treasury Notes, 95 contracts (USD)	December 2012	(12,620,241)	(12,703,281)	(83,040)
Interest rate futures sell contracts:
90 Day Bank Bill, 204 contracts (AUD)	December 2012	(209,164,658)	(209,117,720)	46,938

Net unrealized appreciation on futures contracts				$246,139

Options written

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Sell USD/CZK, USD 2,430,000 face amount covered by contracts, strike @ CZK 23.30	December 2012	$29,476	$(7,953)
Foreign Exchange Option, Sell USD/HUF, USD 1,450,000 face amount covered by contracts, strike @ HUF 255.00	October 2012	24,676	(2,953)
Foreign Exchange Option, Sell USD/MXN, USD 830,000 face amount covered by contracts, strike @ MXN 14.65	September 2012	11,828	(126)
Foreign Exchange Option, Sell USD/SGD, USD 970,000 face amount covered by contracts, strike @ SGD 1.26	November 2012	11,571	(9,274)
Put options
90 Day Euro-Dollar Time Deposit, 200 contracts, strike @ USD 96.00	December 2012	89,300	(1,250)
Foreign Exchange Option, Sell EUR/CLP, EUR 560,000 face amount covered by contracts, strike @ CLP 560.00	October 2012	1,929	(274)
Options written on interest rate swaps[6]
If option exercised the Fund receives quarterly floating 3 month USD LIBOR and pays semi-annually 2.000%. Underlying interest rate swap terminating 10/17/22. European style. Counterparty: DB, Notional Amount USD 22,575,000	October 2012	284,445	(718,565)
If option exercised the Fund receives annually 3.325% and pays quarterly floating 3 month EURIBOR. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 48,000,000	December 2014	233,238	(49,667)
If option exercised the Fund receives quarterly floating 3 month EURIBOR and pays annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 48,000,000	December 2014	270,235	(723,696)
If option exercised the Fund receives quarterly floating 3 month USD LIBOR and pays semi-annually 4.700%. Underlying interest rate swap terminating 06/16/21. European style. Counterparty: DB, Notional Amount USD 10,600,000	June 2016	417,885	(1,305,590)
If option exercised the Fund receives semi-annually 1.620% and pays semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 35,000,000	January 2014	461,170	(109,157)
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 14,000,000	November 2015	257,600	(32,362)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 14,000,000	November 2015	166,600	(13,366)
If option exercised the Fund receives semi-annually floating 6 month GBP LIBOR and pays semi-annually 1.620%. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 35,000,000	January 2014	461,170	(939,816)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.600%. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: MSC, Notional Amount JPY 350,000,000	December 2013	129,978	(130,498)

Total options written		$2,851,101	$(4,044,547)

Written options activity for the period ended August 31, 2012 was as follows:

	Number of	Premiums
	contracts	received

Options outstanding at November 30, 2011	2,711	$633,392
Options written	3,025	517,911
Options terminated in closing purchase transactions	(3,141)	(647,954)
Options expired prior to exercise	(2,395)	(414,049)

Options outstanding at August 31, 2012	200	$89,300

Swaptions and foreign exchange written options activity for the period ended August 31, 2012 was as follows:

Premiums
received

Swaptions & foreign exchange options outstanding at November 30, 2011	$1,439,384
Swaptions & foreign exchange options written	3,379,517
Swaptions & foreign exchange options terminated in closing purchase transactions	(2,057,100)
Swaptions & foreign exchange options expired prior to exercise	—

Swaptions & foreign exchange options outstanding at August 31, 2012	$2,761,801

Currency swap agreements6

Counterparty — BB
Pay		Receive					Upfront
contracts		contracts		Termination	Pay	Receive	payments		Unrealized
(000s)		(000s)		date	rate[16]	rate[16]	made	Value	appreciation

INR	249,400	USD	4,831	12/05/16	4.500%	6 month USD LIBOR	$—	$540,399	$540,399

Counterparty — DB
Pay		Receive					Upfront		Unrealized
contracts		contracts		Termination	Pay	Receive	payments		appreciation/
(000s)		(000s)		date	rate[16]	rate[16]	made	Value	(depreciation)

EUR	15,642	USD	21,500	03/16/20	3 month EURIBOR	3 month USD LIBOR	$—	$1,423,963	$1,423,963
USD	21,500	EUR	15,642	03/16/40	3 month USD LIBOR	3 month EURIBOR	—	(782,202)	(782,202)

							$—	$641,761	$641,761

Counterparty — MLI							Upfront
Pay		Receive					payments		Unrealized
contracts		contracts		Termination	Pay	Receive	(made)/		appreciation/
(000s)		(000s)		date	rate[16]	rate[16]	received	Value	(depreciation)

CAD	21,866	USD	22,406	03/16/40	3 month BA	3 month USD LIBOR	$(1,162,605)	$(280,910)	$(1,443,515)
USD	22,406	CAD	21,866	03/16/20	3 month USD LIBOR	3 month BA	1,162,605	(166,396)	996,209

							$—	$(447,306)	$(447,306)

Interest rate swap agreements

						Upfront		Unrealized
	Notional amount		Termination	Payments made by the	Payments received by the	payments		appreciation/
Counterparty	(000s)		date	Fund[16]	Fund[16]	made	Value	(depreciation)

BB	USD	84,700	11/24/12	3 month LIBOR (USD BBA)	1 month LIBOR (USD BBA)	$—	$28,795	$28,795
BB	USD	1,530	06/16/26	3.624%	3 month LIBOR (USD BBA)	—	(27,491)	(27,491)
CITI	KRW	4,800,000	08/26/16	3.410	3 month CD KSDA	—	(81,945)	(81,945)
CITI	USD	42,400	11/24/18	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	215,550	215,550
CITI	USD	13,768	02/15/36	4.668	3 month LIBOR (USD BBA)	—	(5,928,791)	(5,928,791)
DB	CAD	13,100	10/03/13	3 month BA	1.875%	—	104,614	104,614
DB	CAD	11,700	10/03/16	2.485	3 month BA	—	(475,632)	(475,632)
DB	CAD	3,250	10/03/21	3 month BA	3.260	—	345,467	345,467
GSI	TWD	140,000	08/26/16	1.280	3 month TWCPBA	—	(48,393)	(48,393)
JPMCB	AUD	54,500	11/10/14	3 month BBSW	3.315	—	272,934	272,934
JPMCB	AUD	12,655	11/10/22	4.225	6 month BBSW	—	(392,233)	(392,233)
JPMCB	CAD	36,375	02/11/14	3 month BA	2.775	—	759,899	759,899
JPMCB	CAD	32,620	02/11/17	3.500	3 month BA	—	(2,692,415)	(2,692,415)
JPMCB	CAD	9,200	02/11/22	3 month BA	4.145	—	1,631,978	1,631,978
JPMCB	EUR	8,200	05/04/22	6 month EURIBOR	2.130	—	449,890	449,890
JPMCB	EUR	3,650	05/04/42	2.460	6 month EURIBOR	—	(295,361)	(295,361)
JPMCB	USD	42,300	11/24/18	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	201,895	201,895
JPMCB	USD	105,000	07/03/42	1 month LIBOR (USD BBA)	3 month LIBOR (USD BBA)	—	90,139	90,139
MLI	CAD	22,140	04/08/17	3 month BA	1.978	—	393,005	393,005
MLI	CAD	5,930	02/04/21	3.725	3 month BA	—	(800,401)	(800,401)
MLI	CAD	7,410	02/04/31	3 month BA	4.310	—	1,937,830	1,937,830
MLI	CAD	3,000	02/04/41	4.208	3 month BA	—	(1,051,689)	(1,051,689)
MLI	JPY	4,364,000	04/26/13	6 month LIBOR (JPY BBA)	0.451	—	52,067	52,067
MLI	JPY	3,505,000	04/26/16	0.706	6 month LIBOR (JPY BBA)	—	(664,260)	(664,260)
MLI	JPY	911,000	04/26/21	6 month LIBOR (JPY BBA)	1.334	—	677,674	677,674
MLI	USD	4,180	06/18/18	2.090	3 month LIBOR (USD BBA)	—	(217,307)	(217,307)
MLI	USD	3,770	06/16/21	3 month LIBOR (USD BBA)	3.171	—	163,270	163,270
MSCI	CAD	21,160	04/08/17	3.600	3 month BA	—	(2,057,879)	(2,057,879)

						$—	$(7,408,790)	$(7,408,790)

Credit default swaps on corporate and sovereign issues — buy protection17

						Upfront
					Payments	payments
		Notional amount		Termination	made by the	(made)/		Unrealized
Counterparty	Referenced obligation[18]	(000s)		date	Fund[16]	received	Value	depreciation

BB	Aetna, Inc. Bond, 6.625%, due 06/15/36	USD	3,000	09/20/17	1.000%	$40,342	$(49,815)	$(9,473)
CITI	Weyerhaeuser Co. Bond, 7.125%, due 07/15/23	USD	3,000	09/20/17	1.000	(96,189)	60,965	(35,224)
JPMCB	Government of Japan Bond, 2.000%, due 03/21/22	USD	4,000	09/20/17	1.000	12,014	(36,763)	(24,749)
JPMCB	BorgWarner, Inc. Bond, 8.000%, due 10/01/19	USD	3,000	09/20/17	1.000	(71,807)	45,624	(26,183)
MLI	Westvaco Corp. Bond, 7.950%, due 02/15/31	USD	3,000	09/20/17	1.000	(39,424)	25,605	(13,819)
MLI	XL Group PLC Bond, 6.250%, due 05/15/27	USD	3,000	09/20/17	1.000	(32,170)	1,733	(30,437)
MLI	Devon Energy Corp. Bond, 7.950%, due 04/15/32	USD	3,000	09/20/17	1.000	34,065	(41,379)	(7,314)
MSCI	Deutsche Bank AG Bond, 5.125%, due 08/31/17	EUR	1,750	06/20/17	1.000	(94,483)	85,254	(9,229)

						$(247,652)	$91,224	$(156,428)

Credit default swaps on credit indices — sell protection19

					Payments	Upfront
		Notional amount		Termination	received by	payments		Unrealized	Credit
Counterparty	Referenced index[18]	(000s)		date	the Fund[16]	received	Value	appreciation	spread[20]

MLI	CDX.NA.HY.Series 15 Index	USD	4,000	12/20/15	5.000%	$295,000	$(110,319)	$184,681	6.207%

Credit default swaps on corporate and sovereign issues — sell protection19

						Upfront
					Payments	payments		Unrealized
		Notional amount		Termination	received by	(made)/		appreciation/	Credit
Counterparty	Referenced obligation[18]	(000s)		date	the Fund[16]	received	Value	(depreciation)	spread[20]

BB	UnitedHealth Group, Inc. Bond, 6.000%, due 02/15/18	USD	3,000	09/20/17	1.000%	$11,776	$18,115	$29,891	0.918%
CITI	Republic of Argentina Bond, 8.280%, due 12/31/33	USD	1,500	09/20/13	5.000	(8,726)	(40,829)	(49,555)	8.693
CITI	Georgia-Pacific LLC Bond, 7.750%, due 11/15/29	USD	3,000	09/20/17	1.000	75,129	(45,096)	30,033	1.352
JPMCB	Republic of China Bond, 4.250%, due 10/28/14	USD	4,000	09/20/17	1.000	58,961	2,211	61,172	1.030
JPMCB	Johnson Controls, Inc. Bond, 7.125%, due 07/15/17	USD	3,000	09/20/17	1.000	120,295	(102,521)	17,774	1.755
MLI	International Paper Co. Bond, 5.300%, due 04/01/15	USD	3,000	09/20/17	1.000	75,129	(38,420)	36,709	1.305
MLI	JPMorgan Chase & Co. Bond, 4.750%, due 03/01/15	USD	3,000	09/20/17	1.000	45,158	(18,969)	26,189	1.172
MLI	Canadian Natural Resources Ltd. Bond, 6.250%, due 03/15/38	USD	3,000	09/20/17	1.000	60,192	(43,655)	16,537	1.342

						$437,914	$(269,164)	$168,750

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for interim and annual reporting periods beginning after December 15, 2011.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Fair valuation summary
The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$62,297,501	$—	$62,297,501
Asset-backed securities	—	1,022,946	—	1,022,946
Collateralized debt obligations	—	2,422,473	6,900,179	9,322,652
Commercial mortgage-backed
securities	—	16,339,006	—	16,339,006
Mortgage & agency debt securities	—	22,374,235	1,439,082	23,813,317
Municipal bond	—	394,158	—	394,158
US government obligations	—	25,373,109	—	25,373,109
Non-US government obligations	—	56,911,290	—	56,911,290
Supranational bonds	—	2,691,179	—	2,691,179
Structured notes	—	6,301,812	—	6,301,812
Common stocks	9,504	—	10	9,514
Short-term investment	—	7,600,945	—	7,600,945
Options purchased	11,281	4,294,392	—	4,305,673
Forward foreign
currency contracts, net	—	767,237	—	767,237
Futures contracts, net	246,139	—	—	246,139
Options written	(1,250)	(4,043,297)	—	(4,044,547)
Swap agreements, net	—	(6,962,195)	—	(6,962,195)

Total	$265,674	$197,784,791	$8,339,271	$206,389,736

At August 31, 2012, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

		Collateralized	Mortgage &
	Corporate	debt	agency debt
	bonds	obligations	securities	Common stock	Total

Assets
Beginning balance	$4,235,825	$6,391,400	$—	$—	$10,627,225
Purchases	—	1,597,416	1,700,751	—	3,298,167
Issuances	—	—	—	0	0
Sales	(4,763,210)	(1,103,253)	(93,335)	—	(5,959,798)
Settlements	—	—	—	—	—
Accrued discounts (premiums)	—	—	(32,085)	—	(32,085)
Total realized gain (loss)	918,366	98,456	—	—	1,016,822
Change in net unrealized appreciation/depreciation	(390,981)	(83,840)	(136,249)	10	(611,060)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Ending balance	$—	$6,900,179	$1,439,082	$10	$8,339,271

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at August 31, 2012 was $(208,174).

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $23,016,246 or 11.04% of net assets.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At August 31, 2012, the value of these securities amounted to $18,039,594 or 8.65% of net assets.
[3]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[4]	Variable or floating rate security — The interest rate shown is the current rate as of August 31, 2012 and changes periodically.
[5]	Perpetual bond security. The maturity date reflects the next call date.
[6]	Security is illiquid. At August 31, 2012, the value of these securities and other illiquid derivative instruments amounted to $15,549,112 or 7.46% of net assets.
[7]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[8]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[9]	All or a portion of these securities have been designated as collateral for open swap agreements.
[10]	Rate shown reflects annualized yield at August 31, 2012 on zero coupon bond.
[11]	Security has yet to make its first payment. Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[12]	Amount represents less than 0.005%.
[13]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At August 31, 2012, the value of this security amounted to $10 or 0.00% of net assets.
[14]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	11/30/11	08/31/12	08/31/12	08/31/12	08/31/12

UBS Cash Management Prime Relationship Fund	$22,901,010	$94,044,664	$109,344,729	$7,600,945	$11,175

[15]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian and accounting agent.
[16]	Payments made or received are based on the notional amount.
[17]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[18]	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced index/obligation.
[19]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[20]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
BA	Canadian Bankers’ Acceptance Rate
BBA	British Banking Association
BBSW	Bank Bill Swap Rate
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
EURIBOR	Euro Interbank Offered Rate
GDP	Gross Domestic Product
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
LIBOR	London Interbank Offered Rate
OJSC	Open joint stock company
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.
TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
BONY	Bank of New York
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley Capital Services Inc.
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC
SEB	Skandinaviska Enskilda Banken AB

Currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	India Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated May 31, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 29, 2012